Financial Instruments - Summary of Group's Exposure to Foreign Currency Risk Based on Notional Amounts (Detail) - Currency risk [member] € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of Risks [Line Items]
Financial assets	$ 751,289	€ 333,117	$ 842,933	€ 449,561
Financial liabilities	(1,676,261)	(1,276,292)	(1,317,126)	(1,407,793)
Net exposure	62,039	(194,525)	(246,304)	(433,232)
Other non-current assets [member]
Disclosure of Risks [Line Items]
Financial assets	72	2,681	244	2,131
Due from related parties-short term [member]
Disclosure of Risks [Line Items]
Financial assets	571	407	1,210	388
Trade receivables and accrued income [member]
Disclosure of Risks [Line Items]
Financial assets	18,890	57,283	14,178	61,841
Other current assets [member]
Disclosure of Risks [Line Items]
Financial assets	43,039	35,049	19,929	7,144
Cash and cash equivalents [member]
Disclosure of Risks [Line Items]
Financial assets	688,717	237,697	807,372	378,057
Loans and borrowings-long term [member]
Disclosure of Risks [Line Items]
Financial liabilities	(557,180)	(960,629)	(483,910)	(959,482)
Debt securities issued-non-current [member]
Disclosure of Risks [Line Items]
Financial liabilities	(469,387)		(451,588)
Other non-current liabilities [member]
Disclosure of Risks [Line Items]
Financial liabilities	(85,816)		(99,273)
Loans and borrowings-short term [member]
Disclosure of Risks [Line Items]
Financial liabilities	(206,535)	(285,827)	(80,029)	(21,985)
debt securities issued-current [member]
Disclosure of Risks [Line Items]
Financial liabilities	(27,848)		(26,845)
Trade and other payables-current [member]
Disclosure of Risks [Line Items]
Financial liabilities	(328,323)	(29,442)	(175,083)	(425,992)
Due to related parties [member]
Disclosure of Risks [Line Items]
Financial liabilities	(1,172)	(394)	(398)	(334)
Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [Line Items]
Net exposure	937,011	€ 748,650	257,960	€ 525,000
Currency forward contracts [member]
Disclosure of Risks [Line Items]
Net exposure	$ 50,000		$ (30,071)